Eaton Vance
International Small-Cap Fund
August 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.1%
Security	Shares	Value
Australia — 11.3%
BlueScope Steel Ltd.	1,364	$ 20,435
CAR Group Ltd.	2,779	73,304
Data#3 Ltd.	9,435	56,677
Dexus	10,584	51,936
Dicker Data Ltd.	9,003	53,702
EBOS Group Ltd.	2,219	42,659
Evolution Mining Ltd.	12,462	71,493
IGO Ltd.	2,910	9,907
Lynas Rare Earths Ltd.(1)	2,153	19,501
Northern Star Resources Ltd.	3,512	43,829
Steadfast Group Ltd.	14,850	58,968
Westgold Resources Ltd.(1)	14,164	32,285
		$ 534,696
Austria — 1.1%
BAWAG Group AG(2)	403	$ 52,106
		$ 52,106
Belgium — 2.3%
Elia Group SA	308	$ 35,243
KBC Ancora	631	48,871
VGP NV	232	26,488
		$ 110,602
Canada — 9.1%
Agnico Eagle Mines Ltd.	341	$ 49,165
Allied Properties Real Estate Investment Trust	4,882	66,119
ARC Resources Ltd.	1,548	29,791
Descartes Systems Group, Inc.(1)	403	40,275
Keyera Corp.	1,549	49,910
Killam Apartment Real Estate Investment Trust	4,703	61,538
Lumine Group, Inc.(1)	1,072	37,764
Pan American Silver Corp.	696	23,611
Peyto Exploration & Development Corp.	3,577	48,680
TMX Group Ltd.	596	23,804
		$ 430,657
France — 0.9%
IPSOS SA	1,016	$ 42,214
		$ 42,214
Security	Shares	Value
Germany — 3.0%
Innoscripta SE(1)	186	$ 26,323
Jenoptik AG	1,651	32,861
LEG Immobilien SE	439	36,800
Pfisterer Holding SE(1)	346	25,975
Schott Pharma AG & Co. KGaA	810	21,648
		$ 143,607
Italy — 7.7%
Amplifon SpA	2,794	$ 50,887
BFF Bank SpA(1)(2)	3,788	49,600
DiaSorin SpA	346	34,903
FinecoBank Banca Fineco SpA	2,523	55,384
Interpump Group SpA	1,739	82,640
Moncler SpA	677	39,405
Reply SpA	345	49,711
		$ 362,530
Japan — 28.3%
As One Corp.	3,956	$ 67,619
Asahi Intecc Co. Ltd.	2,917	49,937
Azbil Corp.	6,607	66,127
BayCurrent, Inc.	623	35,348
Chiba Bank Ltd.	5,310	54,321
Cosmos Pharmaceutical Corp.	650	39,375
Daiseki Co. Ltd.	2,461	59,448
Fuji Corp.	2,852	53,088
Fukuoka Financial Group, Inc.	1,304	39,073
Goldwin, Inc.	1,178	57,778
Hikari Tsushin, Inc.	171	45,535
Hoshino Resorts REIT, Inc.	43	81,429
Japan Exchange Group, Inc.	2,914	30,458
Japan Eyewear Holdings Co. Ltd.	1,951	27,442
JMDC, Inc.	1,079	30,273
Kobe Bussan Co. Ltd.	756	21,263
Kotobuki Spirits Co. Ltd.	3,505	43,225
Kyoritsu Maintenance Co. Ltd.	2,709	61,586
LaSalle Logiport REIT	52	50,398
Makita Corp.	1,366	46,118
NOF Corp.	2,092	38,857
Relo Group, Inc.	4,415	52,055
Riken Keiki Co. Ltd.	1,584	35,017
Sanwa Holdings Corp.	1,862	59,948
Sumco Corp.	4,841	40,278
T Hasegawa Co. Ltd.	1,358	27,404

Eaton Vance
International Small-Cap Fund
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Tosei Corp.	3,222	$ 69,559
USS Co. Ltd.	4,857	58,839
		$1,341,798
Luxembourg — 0.2%
APERAM SA	345	$ 10,474
		$ 10,474
Netherlands — 3.9%
BE Semiconductor Industries NV	300	$ 40,409
Euronext NV(2)	288	47,543
IMCD NV	513	57,608
Topicus.com, Inc.(1)	307	38,118
		$ 183,678
Singapore — 1.2%
Daiwa House Logistics Trust	123,298	$ 54,762
		$ 54,762
Spain — 1.0%
Inmobiliaria Colonial Socimi SA	7,468	$ 49,301
		$ 49,301
Sweden — 5.1%
AddTech AB, Class B	1,230	$ 43,133
Boliden AB(1)	461	15,890
Lagercrantz Group AB, Class B	1,008	23,848
SmartCraft ASA(1)	14,594	39,780
SSAB AB, Class B	3,377	19,166
Sweco AB, Class B	3,154	53,237
Thule Group AB(2)	1,681	47,146
		$ 242,200
Switzerland — 2.7%
Cicor Technologies Ltd.(1)	101	$ 23,364
Galenica AG(2)	312	33,426
Interroll Holding AG	16	44,909
VZ Holding AG	110	24,920
		$ 126,619
United Kingdom — 21.3%
Allfunds Group PLC	5,634	$ 39,539
Babcock International Group PLC	5,464	75,015
Cerillion PLC	1,962	36,859
Cranswick PLC	903	62,240
Security	Shares	Value
United Kingdom (continued)
Diploma PLC	1,380	$ 100,741
discoverIE Group PLC	6,667	54,646
Games Workshop Group PLC	241	50,314
Greggs PLC	2,271	48,435
Hilton Food Group PLC	4,824	54,185
Howden Joinery Group PLC	5,360	60,643
ICG PLC	1,483	43,730
JTC PLC(2)	4,733	73,983
Metlen Energy & Metals PLC(1)	74	4,736
Premier Foods PLC	17,508	44,669
Savills PLC	4,994	61,432
Supermarket Income REIT PLC	24,239	25,698
Volution Group PLC	7,795	66,603
Wise PLC, Class A(1)	4,291	61,129
Zegona Communications PLC(1)	2,605	41,188
		$1,005,785
Total Common Stocks (identified cost $3,220,735)		$4,691,029

Short-Term Investments — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.19%(3)	29,024	$ 29,024
Total Short-Term Investments (identified cost $29,024)		$ 29,024

Total Investments — 99.7% (identified cost $3,249,759)	$4,720,053
Other Assets, Less Liabilities — 0.3%	$ 14,084
Net Assets — 100.0%	$4,734,137
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2025, the aggregate value of these securities is $303,804 or 6.4% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2025.

Eaton Vance
International Small-Cap Fund
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	20.5%	$969,371
Financials	14.8	703,429
Real Estate	14.6	687,515
Information Technology	13.7	641,113
Consumer Discretionary	8.2	390,945
Materials	7.9	382,017
Health Care	7.0	331,352
Consumer Staples	5.6	264,957
Communication Services	3.4	156,706
Energy	2.7	128,381
Utilities	0.7	35,243
Short-Term Investments	0.6	29,024
Total Investments	99.7%	$4,720,053
The Fund did not have any open derivative instruments at August 31, 2025.
Affiliated Investments
At August 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $29,024, which represents 0.6% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended August 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$414,463	$3,851,577	$(4,237,016)	$ —	$ —	$29,024	$9,179	29,024
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
International Small-Cap Fund
August 31, 2025
Portfolio of Investments (Unaudited) — continued

At August 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia	$ —	$1,396,560	$ —	$1,396,560
Australasia/Pacific	—	534,696	—	534,696
Developed Europe	42,854	2,286,262	—	2,329,116
North America	430,657	—	—	430,657
Total Common Stocks	$473,511	$4,217,518*	$ —	$4,691,029
Short-Term Investments	$ 29,024	$ —	$ —	$ 29,024
Total Investments	$502,535	$4,217,518	$ —	$4,720,053
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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